FINANCING AND LOANS - Reconciliation of assets and liabilities to cash flows arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Financing and loans obtained	R$ 6,779,312	R$ 1,024,168	R$ 930,017
Payment of loans and financing - principal	(12,463,148)	(6,374,321)	(5,493,574)
Receipt of advances for future capital increase	3,660,215
Payment of financial leases	(547,226)	(6,374,321)
Payment of remuneration to shareholders	(1,183,146)	(64,499)	(381,436)
RGR resources to be distributed			800,654
Others	(51,412)	(149,148)	173,317
Net cash from (used in) financing activities	(3,805,405)	(5,563,800)	(3,971,022)
Net cash from (used in) financing activities	(3,390,681)	(5,014,754)	R$ (1,941,381)
Total amount	(3,805,405)	(5,563,800)
Financing and Loans
FINANCING AND LOANS
Financing and loans obtained	6,779,312	1,024,168
Payment of loans and financing - principal	(12,463,148)
Payment of financial leases		(6,374,321)
Net cash from (used in) financing activities		(5,350,153)
Total amount	(5,683,836)	(5,350,153)
Dividends/JCP payable
FINANCING AND LOANS
Payment of remuneration to shareholders	(1,183,146)	(64,499)
Net cash from (used in) financing activities		(64,499)
Total amount	(1,183,146)	(64,499)
AFAC
FINANCING AND LOANS
Receipt of advances for future capital increase	3,660,215
Total amount	3,660,215
Other Liabilities
FINANCING AND LOANS
Payment of financial leases	(547,226)
Others	(51,412)	(149,148)
Net cash from (used in) financing activities		(149,148)
Total amount	R$ (598,638)	R$ (149,148)